FQF TRUST

QuantShares U.S. Market Neutral Momentum Fund

QuantShares U.S. Market Neutral Value Fund

QuantShares U.S. Market Neutral High Beta Fund

QuantShares U.S. Market Neutral Size Fund

QuantShares U.S. Market Neutral Quality Fund

QuantShares U.S. Market Neutral Anti-Momentum Fund

QuantShares U.S. Market Neutral Anti-Beta Fund

Supplement dated October 12, 2012
to the Prospectus and Statement of Additional Information dated August 10, 2011

This supplement updates certain information contained in the above-named prospectus and statement of additional information (“SAI”) for FQF Trust (the “Trust”) regarding QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund (each, a “Fund”), each a series of the Trust.

Kishore Karunakaran, President and Chief Operating Officer of FFCM, LLC, the adviser to the Funds, and President of FQF Trust has resigned from these positions. All references to Mr. Karunakaran are accordingly removed from the prospectus and SAI.

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Please retain this supplement for future reference.